Page 1
---------------------------------
Keystone Liquid Trust

Seeks stability of principal and liquidity with current income from high quality money market instruments.

Dear Shareholder:

We are writing to report to you on the activities of Keystone Liquid Trust for the six-month period which ended December 31, 1995.

Performance

Your Fund provided the following returns:

  Class A shares returned 2.45% for the six-month period which includes reinvestment of the 2.42 cent-per-share dividend. The twelve-month return was 5.00%.

  Class B shares returned 1.96% for the six-month period which includes reinvestment of the 1.94 cent-per-share dividend. The twelve-month return was 4.02%.

  Class C shares returned 1.95% for the six-month period which includes reinvestment of the 1.94 cent-per-share dividend. The twelve-month return was 4.02%.

  Your Fund maintained a constant net asset value of $1 per share during the period, and continued to focus on high-quality, short-term money market instruments.

Market environment and strategy

Short-term interest rates generally declined during the second half of 1995. Slower economic growth and well contained inflation set the stage for the Federal Reserve Board (the Fed) to lower interest rates twice during the six-month period. The downward trend in interest rates was evident throughout most of 1995. This resulted in lower yields for money market investors.

  At the beginning of the six-month period in July 1995, your Fund was already prepared for declines in interest rates. In May, we lengthened the average maturity to 50-55 days to lock-in interest rates. This was an increase from 18 days on December 31, 1994. At the end of the period on December 31, 1995, your Fund's average maturity was 60 days. In the portfolio, we emphasized commercial paper and bank obligations with longer maturities.

Quality commitment

Our policy with Keystone Liquid Trust is to seek to invest in the highest quality, short-term marketable securities. On December 31, 1995, the average credit quality of the portfolio was A1+/P1. We require our commercial paper holdings to be of the highest quality and the issuer's long-term debt must be rated at least single "A" by all major rating agencies. We monitor these issuers on an ongoing basis, using liquidity ratios and other financial data which are indicative of the company's creditworthiness. For bank obligations, we purchase only obligations of the issuing bank, concentrating on large, well capitalized banks with well diversified portfolios. During the six-month period, your Fund did not invest in derivative securities.

Our outlook

Short-term interest rates should continue to decline over the next six months. We expect the Fed to attempt to stimulate the slow growth economy by lowering interest rates. The federal funds rate--a benchmark for short-term interest rates--could reach a level as low as 5.0% or 4.75% by the end of the year. Meanwhile, we think inflation remains under control and real, inflation-adjusted yields are relatively attractive. In this environment, we intend to maintain a relatively long average maturity in an attempt to preserve income.

                                                      (continued on next page)

PAGE 2
-------------------------------------
Keystone Liquid Trust

We believe Keystone Liquid Trust provides a valuable haven for investors.
The Fund remains committed to high quality and liquid money market instruments. We think that these securities can provide the stability and safety that investors seek, especially during times of uncertainty. We intend to continue with this conservative management approach in all market environments.

We appreciate your continued support of Keystone funds. If you have any questions or comments about your investment, we encourage you to write to us.

Sincerely,

/s/ Albert H. Elfner, III
Albert H. Elfner, III
Chairman and President
Keystone Investments, Inc.

February 1996


/s/George S. Bissell
George S. Bissell
Chairman of the Board
Keystone Funds

PAGE 3
-------------------------------------

SCHEDULE OF INVESTMENTS--December 31, 1995
(Unaudited)

                                                                             Maturity    Principal       Market
                                                                               Date       Amount         Value
----------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES (11.8%)
 Algemene Bank Nederland NV                                                 03/14/96   $5,000,000    $ 4,944,700
 First Chicago Bank                                                         01/31/96    3,000,000      2,986,007
 Morgan Guaranty Co. of New York                                            03/01/96    5,000,000      4,954,275
 Morgan Guaranty Co. of New York                                            04/17/96    5,000,000      4,918,881
 National Bank of Detroit                                                   03/12/96    3,000,000      2,967,917
 Sun Bank Orlando                                                           01/29/96    5,000,000      4,978,250
 Trust Co. Bank of Atlanta                                                  06/03/96    5,000,000      4,885,250
----------------------------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES (COST--$30,636,031)                                                        30,635,280
----------------------------------------------------------------------------------------------------------------
BANK NOTE (1.9%)
 Wachovia Bank & Trust, 5.75% (Cost--$5,000,052)                            01/22/96    5,000,000      4,999,824
----------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (9.6%)
 Bayerische Vereinsbank CD, 5.79%                                           01/10/96    5,000,000      4,999,923
 Bayerische Vereinsbank CD, 5.74%                                           02/29/96    5,000,000      5,000,502
 Credit Suisse, Yankee CD, 5.77%                                            01/22/96    5,000,000      5,000,080
 First Alabama Bank, CD, 5.59%                                              03/18/96    5,000,000      4,999,515
 Rabobank Nederland NV, Yankee CD, 5.81%                                    04/02/96    5,000,000      5,001,581
----------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT (COST--$25,001,467)                                                     25,001,601
----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (43.2%)
 ABN-AMRO North America Finance Co.                                         01/30/96    5,000,000      4,977,639
 Ameritech Corp.                                                            02/12/96    7,000,000      6,955,356
 Associates Corp. North America                                             01/08/96    5,000,000      4,995,250
 Associates Corp. North America                                             02/20/96    5,000,000      4,962,433
 BellSouth Telecommunications Inc.                                          01/18/96    5,000,000      4,987,333
 Coca-Cola Co.                                                              03/14/96    5,000,000      4,945,300
 Coca-Cola Co.                                                              03/15/96    6,000,000      5,933,570
 Commerzbank AG, New York                                                   01/03/96    3,400,000      3,399,452
 Commerzbank AG, New York                                                   06/24/96    7,000,000      6,820,683
 Commerzbank U.S. Financial Corp.                                           01/03/96    5,000,000      4,999,194
 duPont (E.I.) deNemours & Co. (a)                                          01/12/96    5,000,000      4,992,028
 duPont (E.I.) deNemours & Co. (a)                                          01/17/96    5,000,000      4,988,062
 General Electric Capital Corp.                                             01/04/96    5,000,000      4,998,403
 General Electric Capital Corp.                                             04/04/96    5,000,000      4,930,250
 General Electric Credit Capital Service of Puerto Rico                     01/16/96    3,000,000      2,993,292
 Heinz (H.J.) Co.                                                           01/09/96    5,000,000      4,994,410
 Hewlett Packard Co.                                                        01/05/96    5,000,000      4,997,596
 Hewlett Packard Co.                                                        01/18/96    5,000,000      4,987,133
 Nestle Capital Corp.                                                       02/23/96    5,000,000      4,959,917
                                                                                         (continued on next page)

PAGE 4
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Keystone Liquid Trust

COMMERCIAL PAPER (CONTINUED)
 Pitney Bowes Inc.                                                          02/05/96   $3,395,000    $  3,376,820
 Pitney Bowes Inc.                                                          02/09/96    4,000,000       3,976,356
 Procter & Gamble Co.                                                       01/25/96    4,000,000       3,985,433
 Procter & Gamble Co.                                                       02/06/96    5,000,000       4,972,632
----------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (COST--$112,128,590)                                                           112,128,542
----------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT (AND AGENCY) ISSUES (25.5%)
 FHLB Discount Notes                                                        05/02/96    5,000,000       4,912,611
 FHLB Discount Notes                                                        05/28/96    6,000,000       5,872,600
 FHLMC Discount Notes                                                       02/08/96    5,000,000       4,970,263
 FHLMC Discount Notes                                                       02/08/96    5,000,000       4,970,263
 FHLMC Discount Notes                                                       02/12/96    5,000,000       4,968,225
 FNMA Discount Notes                                                        02/02/96    5,000,000       4,975,889
 FNMA Discount Notes                                                        03/13/96    8,000,000       7,915,431
 FNMA Discount Notes                                                        03/20/96    8,000,000       7,907,093
 FNMA Discount Notes                                                        04/22/96    5,000,000       4,918,292
 FNMA Discount Notes                                                        05/13/96    5,000,000       4,904,667
 FNMA Discount Notes                                                        06/12/96    5,000,000       4,996,689
 FNMA Discount Notes                                                        08/20/96    5,000,000       4,836,054
----------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT (AND AGENCY) ISSUES (COST--$66,133,767)                                          66,148,077
----------------------------------------------------------------------------------------------------------------
                                                                                        Maturity
                                                                                          Value
----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (7.6%)
 Goldman, Sachs & Co., 5.90%, purchased 12/29/95 (Collateralized by
  $10,935,000 FNMA Pool #295541, 6.38%, due 10/1/32)                        01/02/96   $9,944,515       9,938,000
 Paine Webber Inc., 5.92%, purchased 12/29/95 (Collateralized by
  $10,988,000 GNMA Pool #8565, 7.00%, due 12/20/24)                         01/02/96    9,944,537       9,938,000
----------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (COST--$19,876,000)                                                        19,876,000
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST--$258,775,907)                                                                258,789,324
OTHER ASSETS AND LIABILITIES--NET (0.4%)                                                                1,019,403
----------------------------------------------------------------------------------------------------------------
NET ASSETS--(100.0%)                                                                                 $259,808,727
----------------------------------------------------------------------------------------------------------------

PAGE 5
-------------------------------------

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Federal Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

Legend of Portfolio Abbreviations
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association

See Notes to Financial Statements.

PAGE 6
-------------------------------------
Keystone Liquid Trust

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                                                      CLASS A SHARES
                                           ---------------------------------------------------------------------
                                              Six Months
                                                 Ended                        Year Ended June 30,
                                           December 31, 1995     1995      1994      1993      1992       1991
------------------------------------------------------------------------------------------------------------------
                                            (Unaudited)
Net asset value, beginning of period           $  1.00        $  1.00   $   1.00    $  1.00  $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                            0.0241          .0454     .0235      .0230     .0386      .0634
Net realized and unrealized gain
  (loss) on investments                          0.0001              0         0     (.0001)    .0003          0
------------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.0242          .0454     .0235      .0229     .0389      .0634
------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends from above sources                    (0.0242)        (.0454)   (.0235)    (.0229)   (.0389)    (.0634)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.00       $   1.00  $   1.00    $  1.00  $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------
Total return                                       2.45%          4.63%     2.37%      2.31%     3.96%      6.47%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                             4.83%(a)       4.42%     2.50%      2.29%     3.99%      6.51%
 Total expenses                                    1.02%(a)(b)     0.92%     1.02%     1.11%     1.10%      0.92%
Net assets, end of period (thousands)          $243,308       $245,308  $398,617   $189,167  $227,115   $400,597
------------------------------------------------------------------------------------------------------------------

  (a) Annualized.

(b) "Ratio of total expenses to average net assets" for the six months ended December 31, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the six months ended December 31, 1995, the expense ratio would have been 0.99% (annualized).

PAGE 7
-------------------------------------

                                                                    CLASS B SHARES
                                          -----------------------------------------------------------------
                                                                                       February 1, 1993
                                              Six Months        Year Ended June 30,    (Date of Initial
                                                 Ended          -------------------    Public Offering) to
                                           December 31, 1995      1995        1994       June 30, 1993
------------------------------------------------------------------------------------------------------------
                                              (Unaudited)
Net asset value, beginning of period            $1.00           $1.00       $1.00             $1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                            0.0193           .0362       .0142             .0047
Net realized and unrealized gain
  (loss) on investments                          0.0001               0           0            (.0001)
------------------------------------------------------------------------------------------------------------
Total from investment operations                 0.0194           .0362       .0142             .0046
------------------------------------------------------------------------------------------------------------
Less distributions
Dividends from above sources                    (0.0194)         (.0362)     (.0142)           (.0046)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $   1.00         $  1.00     $  1.00           $  1.00
------------------------------------------------------------------------------------------------------------
Total return (c)                                   1.96%           3.68%       1.43%             0.46%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                             3.89%(a)        3.66%       1.84%             1.08% (a)
 Total expenses                                    1.94%(a)(b)     1.84%       1.85%             2.15% (a)
Net assets, end of period (thousands)          $ 14,001         $ 7,281     $11,198           $   241
------------------------------------------------------------------------------------------------------------

(a) Annualized.

(b) "Ratio of total expenses to average net assets" for the six months ended December 31, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the six months ended December 31, 1995, the expense ratio would have been 1.91% (annualized).

(c) Excluding applicable sales charges.

PAGE 8
-------------------------------------
Keystone Liquid Trust

                                                                     CLASS C SHARES
                                            -----------------------------------------------------------------
                                                                                           February 1, 1993
                                                Six Months         Year Ended June 30,     (Date of Initial
                                                  Ended           --------------------    Public Offering) to
                                            December 31, 1995       1995        1994         June 30, 1993
------------------------------------------------------------------------------------------------------------
                                               (Unaudited)
Net asset value, beginning of period             $   1.00         $  1.00     $  1.00           $  1.00
------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                              0.0193           .0362       .0142             .0045
Net realized and unrealized gain (loss)
  on investments                                   0.0001               0           0            (.0002)
------------------------------------------------------------------------------------------------------------
Total from investment operations                   0.0194           .0362       .0142             .0043
------------------------------------------------------------------------------------------------------------
Less distributions
Dividends from above sources                      (0.0194)         (.0362)     (.0142)           (.0043)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   1.00         $  1.00     $  1.00           $  1.00
------------------------------------------------------------------------------------------------------------
Total return (c)                                     1.95%           3.68%       1.43%             0.43%
Ratios/supplemental data
Ratios to average net assets:
 Net investment income                               3.84%(a)        3.52%       1.97%             1.01% (a)
 Total expenses                                      1.98%(a)(b)     1.82%       1.86%             2.09% (a)
Net assets, end of period (thousands)            $  2,499         $ 4,112     $ 6,599           $    34
------------------------------------------------------------------------------------------------------------

(a) Annualized.

(b) "Ratio of total expenses to average net assets" for the six months ended December 31, 1995 includes indirectly paid expenses. Excluding indirectly paid expenses for the six months ended December 31, 1995, the expense ratio would have been 1.95% (annualized).

(c) Excluding applicable sales charges.

PAGE 9
-------------------------------------

STATEMENT OF ASSETS AND LIABILITIES--
December 31, 1995 (Unaudited)
Assets (Note 1)
  Investments at market value
   (identified cost--$258,775,907)                     $258,789,324
  Cash                                                        1,995
  Receivable for:
  Fund shares sold                                        1,946,070
  Interest                                                  305,333
  Prepaid expenses and other assets                          48,111
--------------------------------------------------      -----------
Total assets                                            261,090,833
--------------------------------------------------      -----------
Liabilities (Note 3)
 Payable for:
  Fund shares redeemed                                      134,690
  Distributions to shareholders                           1,054,366
 Investment management fee payable                            3,351
 Accrued transfer agent fees                                  4,962
 Accrued reimbursable expenses                                1,833
 Other accrued expenses                                      82,904
--------------------------------------------------      -----------
 Total liabilities                                        1,282,106
--------------------------------------------------      -----------
Net assets                                             $259,808,727
--------------------------------------------------      -----------
Net assets represented by paid-in capital (Note 2)
 Class A Shares ($1.00 a share on 243,307,837
  shares outstanding)                                  $243,307,837
 Class B Shares ($1.00 a share on 14,001,468
  shares outstanding)                                    14,001,468
 Class C Shares ($1.00 a share on 2,499,422 shares
  outstanding)                                            2,499,422
--------------------------------------------------      -----------
                                                       $259,808,727
--------------------------------------------------      -----------
Net asset value and offering price per share
  (Classes A, B and C)                                 $       1.00
--------------------------------------------------      -----------

STATEMENT OF OPERATIONS--
Six Months Ended December 31, 1995 (Unaudited)
Investment income (Note 1)
 Interest                                               $7,485,550
Expenses (Notes 2 and 3)
 Management fees                          $  644,432
 Transfer agent fees                         379,487
 Accounting, auditing and legal fees          28,349
 Custodian fees                               66,837
 Trustees' fees and expenses                  20,261
 Printing                                      9,013
 Registration fees                            90,753
 Distribution Plan expenses                  120,539
 Insurance expenses                            8,836
 Miscellaneous                                 7,994
----------------------------------------      ------      ---------
 Total expenses                            1,376,501
----------------------------------------      ------      ---------
 Less: Expenses paid indirectly (Note 3)     (35,939)
----------------------------------------      ------      ---------
 Net expenses                                            1,340,562
----------------------------------------      ------      ---------
 Net investment income                                   6,144,988
----------------------------------------      ------      ---------
Net realized and unrealized gain
   on investments
 Net realized loss on investments                             (749)
 Net change in unrealized  appreciation
  on investments                                            15,380
----------------------------------------      ------      ---------
 Net realized and unrealized gain on
   investments                                              14,631
----------------------------------------      ------      ---------
 Net increase in net assets  resulting
  from operations                                       $6,159,619
----------------------------------------      ------      ---------
See Notes to Financial Statements.

PAGE 10
-------------------------------------
Keystone Liquid Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Six Months
                                                                         Ended               Year Ended
                                                                   December 31, 1995       June 30, 1995
===============================================================    ==================    ===================
                                                                      (Unaudited)
Operations
 Net investment income                                                $  6,144,988         $  16,854,349
 Net realized loss on investments                                             (749)                  (71)
 Net change in unrealized appreciation (depreciation) on
  investments                                                               15,380                  (685)
---------------------------------------------------------------     ----------------      ------------------
   Net increase in net assets resulting from operations                  6,159,619            16,853,593
---------------------------------------------------------------     ----------------      ------------------
Distributions to shareholders (Note 1)
 Class A Shares                                                         (5,884,985)          (16,168,849)
 Class B Shares                                                           (215,119)             (435,508)
 Class C Shares                                                            (59,515)             (249,236)
---------------------------------------------------------------     ----------------      ------------------
  Total distributions to shareholders                                   (6,159,619)          (16,853,593)
---------------------------------------------------------------     ----------------      ------------------
Capital share transactions (Note 2)
 Class A Shares                                                         (2,000,246)         (153,308,964)
 Class B Shares                                                          6,719,909            (3,916,029)
 Class C Shares                                                         (1,612,251)           (2,487,651)
---------------------------------------------------------------     ----------------      ------------------
  Net increase (decrease) in net assets resulting from capital
   share transactions                                                    3,107,412          (159,712,644)
---------------------------------------------------------------     ----------------      ------------------
  Total increase (decrease) in net assets                                3,107,412          (159,712,644)
   Net assets
    Beginning of period                                                256,701,315           416,413,959
---------------------------------------------------------------     ----------------      ------------------
 End of period                                                        $259,808,727         $ 256,701,315
---------------------------------------------------------------     ----------------      ------------------

See Notes to Financial Statements.

PAGE 11
-------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1.) Summary of Accounting Policies

Keystone Liquid Trust (the "Fund") is a no-load, open-end diversified investment management company for which Keystone Management, Inc. ("KMI") is the Investment Manager and Keystone Investment Management Company (formerly Keystone Custodian Funds, Inc.) ("Keystone") is the Investment Adviser. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act").

  The Fund currently offers three classes of shares. Class A shares are offered without an initial sales charge. Class B shares are offered without an initial sales charge, although a contingent deferred sales charge may be imposed at the time of redemption which decreases depending on when the shares were purchased and how long the shares have been held. Class C shares are offered without an initial sales charge, although a contingent deferred sales charge may be imposed on redemptions within one year of purchase. Class C shares are available only through dealers who have entered into special distribution agreements with Keystone Investment Distributors Company (formerly Keystone Distributors, Inc.) ("KIDC"), the Fund's underwriter.

  Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. (formerly Keystone Group, Inc.) ("KII"), a Delaware corporation. KII is privately owned by an investor group consisting of current and former members of management of Keystone and its affiliates.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  Valuation of Securities--Money market investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market. Money market investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Money market investments maturing in more than sixty days when purchased which are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market.

  Repurchase Agreements--When the Fund enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price) the repurchase price of the securities will generally equal the amount paid by the Fund plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide securities ("collateral") to the Fund whose value will be maintained at an amount not less than the repurchase price. The Fund monitors the value of collateral on a daily basis, and if the value of collateral falls below required levels, the Fund intends to seek additional collateral from the seller or terminate the repurchase agreement. If the seller defaults, the Fund would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price. Any such loss would be increased by any cost incurred on disposing of such securities. If bankruptcy proceedings are commenced against the seller under the repurchase agreement, the realization on the collateral may be delayed or limited. Repurchase agreements entered into by the Fund will be limited to transactions with dealers or domestic banks believed to present minimal credit risks, and the Fund will take constructive receipt of all securities underlying repurchase agreements until such agreements expire.

PAGE 12
-------------------------------------
Keystone Liquid Trust

  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other Keystone funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or Federal Agency obligations.

  Federal Income Taxes--The Fund has qualified, and intends to qualify in the future, as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). Thus, the Fund expects to be relieved of any federal income tax liability by distributing all of its net tax basis investment income and net tax basis capital gains, if any, to its shareholders. The Fund intends to avoid any excise tax liability by making the required distributions under the Internal Revenue Code.

  Distributions--The Fund declares dividends daily, pays dividends monthly and automatically reinvests such dividends in additional shares at net asset value, unless shareholders request payment in cash. Dividends are declared from the total of net investment income, plus realized and unrealized gain
(loss) on investments.

  Securities Transactions and Investment Income--Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are computed on the identified cost basis. All discounts are amortized for both financial reporting and federal income tax purposes. Interest income is accrued as earned.

(2.) Shares of Beneficial Interest

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with a par value of $1.00. Since the Fund sold, redeemed and reinvested shares at $1.00 net asset value, the shares and dollar amount are the same. Changes in Fund shares for the six months ended December 31, 1995 were as follows:

                      Six Months
                          Ended             Year
                      December 30,         Ended
  Class A Shares          1995         June 30, 1995
-----------------     --------------   --------------
Sales                 $ 383,835,467    $ 725,781,933
Redemptions            (390,567,950)    (892,973,139)
Reinvestment of
  distributions
  from available
  sources                 4,732,237       13,882,242
-----------------      ------------      ------------
Net decrease          $  (2,000,246)   $(153,308,964)
-----------------      ------------      ------------

    Class B Shares
----------------------     -----------   -------------
Sales                    $ 20,292,817    $ 30,267,166
Redemptions               (13,732,796)    (34,518,836)
Reinvestment of
  distributions from
  available sources           159,888         335,641
----------------------      ---------      -----------
Net increase
  (decrease)             $  6,719,909    $ (3,916,029)
----------------------      ---------      -----------

    Class C Shares
----------------------     -----------   -------------
Sales                     $ 2,870,028    $ 11,924,336
Redemptions                (4,539,186)    (14,624,256)
Reinvestment of
  distributions from
  available sources            56,907         212,269
----------------------      ---------      -----------
Net decrease              $(1,612,251)   $ (2,487,651)
----------------------      ---------      -----------

The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act.

PAGE 13
-------------------------------------

  The Class A Distribution Plan provides for payments which are currently limited to 0.25% annually of the average daily net asset value of Class A shares, to pay expenses for the distribution of Class A shares. Amounts paid by the Fund to KIDC under the Class A Distribution Plan are currently used to pay others, such as dealers, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares maintained by such others and remaining outstanding on the Fund's books for specified periods.

  The Class B Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class B shares to pay expenses for the distribution of Class B shares. Amounts paid by the Fund under the Class B Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase normally equal to 4.00% of the price paid for each Class B share sold plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class B share sold. Beginning approximately 12 months after the purchase of a Class B share, the dealer or other party will receive service fees at an annual rate of 0.25% of the average daily net asset value of such Class B shares maintained by such others and remaining outstanding on the Fund's books for specified periods. A contingent deferred sales charge will be imposed, if applicable, on Class B shares purchased after June 1, 1995 at rates ranging from a maximum of 5% of amounts redeemed during the first 12 months following the date of purchase to 1% of amounts redeemed during the sixth twelve month period following the date of purchase. Class B shares purchased on or after June 1, 1995 that have been outstanding for eight years from the month of purchase will automatically convert to Class A shares without a front end sales charge or exchange fee. Class B shares purchased prior to June 1, 1995 will retain their existing conversion rights.

  The Class C Distribution Plan provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares to pay expenses for the distribution of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used to pay others (dealers) a commission at the time of purchase in the amount of 0.75% of the price paid for each Class C share sold, plus the first year's service fee in advance in the amount of 0.25% of the price paid for each Class C share. Beginning approximately 15 months after purchase date, the dealer or other party will receive a commission at an annual rate of 0.75% of the average net asset value (subject to applicable limitations imposed by a rule of the National Association of Securities Dealers, Inc.) ("NASD Rule") plus service fees at the annual rate of 0.25% of the average net asset value of each Class C share maintained by such others and remaining outstanding on the Fund's books for specified periods.

  Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, at the discretion of the Board of Trustees, payments to KIDC may continue as compensation for its services which had been earned while the Distribution Plan was in effect.

  For the six months ended December 31, 1995, the Fund paid or accrued Distribution Plan fees of $49,745, $55,307 and $15,487 for Class A, Class B and Class C, respectively. These fees, which are charged to the operating expenses of the Fund, represent 0.04%, 1.00% and 1.00%, respectively, of the average net assets of each class on an annualized basis.

PAGE 14
-------------------------------------
Keystone Liquid Trust

  Under the NASD Rule, the maximum uncollected amounts for which KIDC may seek payment from the Fund under its Distribution Plans were, as of December 31, 1995, $1,159,801 for Class B shares purchased prior to June 1, 1995 (8.28% of such Class B net assets at December 31, 1995) and $149,447 for Class B shares purchased on or after June 1, 1995 (1.07% of such Class B net assets at December 31, 1995) and $864,257 for Class C shares (34.58% of Class C net assets at December 31, 1995).

(3.) Investment Management Agreement and Other Transactions

Under the terms of the Investment Management Agreement between KMI and the Fund, KMI provides investment management and administrative services to the Fund. In return, KMI is paid a management fee computed and paid daily calculated by applying percentage rates, starting at 0.50%, and declining as net assets increase, to 0.40% per annum, to the net asset value of the Fund. KMI has entered into an Investment Advisory Agreement with Keystone under which Keystone provides investment advisory and management services to the Fund and receives for its services an annual fee representing 85% of the management fee received by KMI.

  During the six months ended December 31, 1995, the Fund paid or accrued to KMI investment management and administration services fees of $644,432, which represented 0.50% of the Fund's average net assets on an annualized basis. Of such amount paid to KMI, $547,767 was paid to Keystone for its services to the Fund.

  During the six months ended December 31, 1995, the Fund paid or accrued $8,980 to KII as reimbursement for certain accounting services provided to the Fund.

  Keystone Investor Resource Center, Inc. ("KIRC"), a wholly-owned subsidiary of Keystone, is the Fund's transfer agent. For the six months ended December 31, 1995, the Fund paid or accrued $379,487 to KIRC for transfer agent fees.

  The Fund has entered into an expense offset arrangement with its custodian. For the six months ended December 31, 1995, the Fund paid custody fees in the amount of $30,898 and received a credit of $35,939 pursuant to the expense offset arrangement, resulting in a total expense of $66,837. The assets deposited with the custodian under this expense offset arrangement could have been invested in an income-producing asset.

  Certain officers and/or Directors of Keystone are also officers and/or Trustees of the Fund. Officers of Keystone and affiliated Trustees receive no compensation directly from the Fund.

PAGE 15
-------------------------------------

                              Keystone's Services
                               for Shareholders

  KEYSTONE AUTOMATED RESPONSE LINE (KARL)--Receive up-to-date account information on your balance, last transaction and recent Fund distribution. You may also process transactions such as investments, redemptions and exchanges using a touch-tone telephone as well as receive quotes on price, yield, and total return of your Keystone Fund. Call toll-free, 1-800-346-3858.

  EASY ACCESS TO INFORMATION ON YOUR ACCOUNT--Information about your Keystone account is available 24 hours a day through KARL. To speak with a Shareholder Services representative about your account, call toll-free 1-800-343-2898 between 8:00 A.M. and 6:00 P.M. Eastern time. Retirement Plan investors should call 1-800-247- 4075.

  ADDITIONS TO YOUR ACCOUNT--You can buy additional shares for your account at any time, with no minimum additional investment.

  REINVESTMENT OF DISTRIBUTIONS--You can compound the return on your investment by automatically reinvesting your Fund's distributions at net asset value with no sales charge.

  EXCHANGE PRIVILEGE--You may move your money among funds in the same Keystone family quickly and easily for a nominal service fee. KARL gives you the added ability to move your money any time of day, any day of the week. Keystone offers a variety of funds with different investment objectives for your changing investment needs.

  ELECTRONIC FUNDS TRANSFER (EFT)--Referred to as the "paper-less transaction," EFT allows you to take advantage of a variety of preauthorized account transactions, including automatic monthly investments and systematic monthly or quarterly withdrawals. EFT is a quick, safe and accurate way to move money between your bank account and your Keystone account.

  CHECK WRITING--Shareholders of Keystone Liquid Trust may exercise the check writing privilege to draw from their accounts.

  EASY REDEMPTION--KARL makes redemption services available to you 24 hours a day, every day of the year. The amount you receive may be more or less than your original account value depending on the value of fund shares at time of redemption.

  RETIREMENT PLANS--Keystone offers a full range of retirement plans, including IRA, SEP-IRA, profit sharing, money purchase, and defined contribution plans. For more information, please call Retirement Plan Services, toll-free at 1-800-247-4075.

  Keystone is committed to providing you with quality, responsive account service. We will do our best to assist you and your financial adviser in carrying out your investment plans.

[cover]

             KEYSTONE
         FAMILY OF FUNDS
            [Diamond]
       Balanced Fund (K-1)
   Diversified Bond Fund (B-2)
   Growth and Income Fund (S-1)
   High Income Bond Fund (B-4)
     International Fund, Inc.
           Liquid Trust
    Mid-Cap Growth Fund (S-3)
  Precious Metals Holdings, Inc.
     Quality Bond Fund (B-1)
 Small Company Growth Fund (S-4)
   Strategic Growth Fund (K-2)
         Tax Exempt Trust
          Tax Free Fund

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Keystone funds, contact your financial adviser or call Keystone.

[keystone logo] KEYSTONE
                INVESTMENTS

                P.O. Box 2121
                Boston, Massachusetts 02106-2121

KLT-SAR-2/96  [recycle logo]
14.6M

             KEYSTONE
   [picture of boy riding bike
      with man helping him]
           LIQUID TRUST

         [keystone logo]

       SEMIANNUAL REPORT
       DECEMBER 31, 1995